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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY  11791
                 -------------------------------

Form 13F File Number: 28-03121
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ David M. Knott            Syosset, New York   May 11, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                          Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 100
                                        --------------------

Form 13F Information Table Value Total: $725,825
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

              28-                       Dorset Management Corporation ("Dorset")
    ------       -----------------      ----------------------------------------

                                                                          Page 2

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
------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1             COLUMN 2 COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
           NAME OF ISSUER           TITLE OF   CUSIP      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                     CLASS                 ($)       PRN AMT  PRN CALL DISCRETION MANAGERS -------------------------
                                     CLASS                                                                    SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.           Common  00163U106     116,289      7,300 SH       DEFINED    Dorset                  7,300
AMAG Pharmaceuticals, Inc.           Common  00163U106   5,112,479    320,934 SH       DEFINED    Dorset      320,934
Anadarko Petroleum Corporation       Common  032511107  32,232,993    411,450 SH       DEFINED    Dorset                411,450
Anadarko Petroleum Corporation       Common  032511107  55,300,206    705,900 SH       DEFINED    Dorset      705,900
Anadarko Petroleum Corporation       Common  032511107     360,364      4,600 SH       OTHER                              4,600
Anadarko Petroleum Corporation       Common  032511107     626,720      8,000 SH       SOLE                     8,000
Anchor Bancorp WA                    Common  032838104      42,500      5,000 SH       OTHER                              5,000
Anchor Bancorp WA                    Common  032838104      63,750      7,500 SH       SOLE                     7,500
Apache Corporation                   Common  037411105  15,066,000    150,000 SH       DEFINED    Dorset                150,000
Apple Inc.                           Common  037833100     299,775        500 SH       DEFINED    Dorset                    500
Apple Inc.                           Common  037833100  14,748,930     24,600 SH       DEFINED    Dorset       24,600
Apple Inc.                           Common  037833100      29,978         50 SH       OTHER                                 50
Apple Inc.                           Common  037833100      29,978         50 SH       SOLE                        50
Asia Entertainment & Resources Ltd.  Common  G0539K108   3,842,849    589,394 SH       DEFINED    Dorset      589,394
Baker Hughes Incorporated            Common  057224107  16,776,000    400,000 SH       DEFINED    Dorset                400,000
Black Diamond, Inc.                  Common  09202G101   2,528,712    273,079 SH       DEFINED    Dorset      273,079
Cabot Oil & Gas Corporation          Common  127097103   2,181,900     70,000 SH       DEFINED    Dorset                 70,000
CALLS/Target Corporation @55 Exp.
 1/13                                Common  9EDCF41E8      12,075         21 SH  Call DEFINED    Dorset                     21
CALLS/Target Corporation @55 Exp.
 1/13                                Common  9EDCF41E8     530,150        922 SH  Call DEFINED    Dorset          922
Cambium Learning Group Inc.          Common  13201A107   1,281,275    483,500 SH       DEFINED    Dorset      483,500
Canadian Natural Resources Ltd.      Common  136385101  10,222,226    308,400 SH       DEFINED    Dorset                308,400
Canadian Natural Resources Ltd.      Common  136385101  16,307,832    492,000 SH       DEFINED    Dorset      492,000
Canadian Natural Resources Ltd.      Common  136385101     322,593      9,750 SH       OTHER                              9,750
Canadian Natural Resources Ltd.      Common  136385101     701,433     21,200 SH       SOLE                    21,200
Capital One Financial Corporation    Common  14040H105   6,131,400    110,000 SH       DEFINED    Dorset      110,000
Capitol Federal Financial, Inc.      Common  14057J101      23,760      2,000 SH       DEFINED    Dorset                  2,000
Capitol Federal Financial, Inc.      Common  14057J101  10,646,856    896,200 SH       DEFINED    Dorset      896,200
Capitol Federal Financial, Inc.      Common  14057J101      23,760      2,000 SH       OTHER                              2,000
Capitol Federal Financial, Inc.      Common  14057J101      71,280      6,000 SH       SOLE                     6,000
Chevron Corporation                  Common  166764100  10,721,000    100,000 SH       DEFINED    Dorset                100,000
China Ceramics Co. Ltd.              Common  G2113X100   5,023,733  1,259,081 SH       DEFINED    Dorset    1,259,081
Citizens Community Bancorp           Common  174903104      90,900     15,000 SH       SOLE                    15,000
Coca-Cola Company                    Common  191216100     310,842      4,200 SH       SOLE                     4,200
Columbia Laboratories, Inc.          Common  197779101      31,169     43,900 SH       DEFINED    Dorset                 43,900
Columbia Laboratories, Inc.          Common  197779101     626,136    881,882 SH       DEFINED    Dorset      881,882
Devon Energy Corp.                   Common  25179M103  26,670,000    375,000 SH       DEFINED    Dorset                375,000
Du Pont E I De Nemours & Co.         Common  263534109      52,900      1,000 SH       OTHER                              1,000
Du Pont E I De Nemours & Co.         Common  263534109     190,440      3,600 SH       SOLE                     3,600
Eagle Materials Inc.                 Common  26969P108       7,923        228 SH       OTHER                                228
Elster Group SE                      Common  290348101     452,071     28,594 SH       DEFINED    Dorset       28,594
EnCana Corp.                         Common  292505104   6,677,940    340,000 SH       DEFINED    Dorset                340,000
Essex Rental Corporation             Common  297187106     764,000    200,000 SH       DEFINED    Dorset                200,000

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
------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1             COLUMN 2 COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
           NAME OF ISSUER           TITLE OF   CUSIP      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                     CLASS                 ($)       PRN AMT  PRN CALL DISCRETION MANAGERS -------------------------
                                     CLASS                                                                    SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Essex Rental Corporation             Common  297187106   9,163,286  2,398,766 SH       DEFINED    Dorset    2,398,766
Express Scripts Holding Company      Common  302182100   9,871,596    182,200 SH       DEFINED    Dorset      182,200
FMC Technologies, Inc.               Common  302490101  15,126,000    300,000 SH       DEFINED    Dorset                300,000
FutureFuel Corporation               Common  36116M106      10,980      1,000 SH       DEFINED    Dorset                  1,000
FutureFuel Corporation               Common  36116M106  18,593,708  1,693,416 SH       DEFINED    Dorset    1,693,416
General Electric                     Common  369604103      72,252      3,600 SH       SOLE                     3,600
GT Advanced Technologies, Inc.       Common  36191U106   3,970,427    480,100 SH       DEFINED    Dorset      480,100
Halliburton Company                  Common  406216101   9,957,000    300,000 SH       DEFINED    Dorset                300,000
Helmerich & Payne, Inc.              Common  423452101  11,869,000    220,000 SH       DEFINED    Dorset                220,000
Hess Corporation                     Common  42809H107  29,475,000    500,000 SH       DEFINED    Dorset                500,000
Johnson & Johnson                    Common  478160104      79,152      1,200 SH       OTHER                              1,200
Johnson & Johnson                    Common  478160104     342,992      5,200 SH       SOLE                     5,200
JP Morgan Chase & Co.                Common  46625H100     303,468      6,600 SH       OTHER                              6,600
JP Morgan Chase & Co.                Common  46625H100     675,906     14,700 SH       SOLE                    14,700
Kid Brands, Inc.                     Common  49375T100   1,348,904    499,594 SH       DEFINED    Dorset      499,594
Kraft Foods Inc.                     Common  50075N104      76,020      2,000 SH       OTHER                              2,000
Kraft Foods Inc.                     Common  50075N104     304,080      8,000 SH       SOLE                     8,000
Ligand Pharmaceuticals Incorporated  Common  53220K504   1,027,962     64,449 SH       DEFINED    Dorset                 64,449
Ligand Pharmaceuticals Incorporated  Common  53220K504  24,673,964  1,546,957 SH       DEFINED    Dorset    1,546,957
Magellan Health Services Inc.        Common  559079207       4,832         99 SH       DEFINED    Dorset                     99
Magellan Health Services Inc.        Common  559079207      46,467        952 SH       DEFINED    Dorset          952
Molson Coors Brewing Company         Common  60871R209   3,995,575     88,300 SH       DEFINED    Dorset       88,300
Murphy Oil Corporation               Common  626717102  21,945,300    390,000 SH       DEFINED    Dorset                390,000
National Oilwell Varco Inc.          Common  637071101  28,609,200    360,000 SH       DEFINED    Dorset                360,000
Noble Corporation                    Common  H5833N103  24,730,200    660,000 SH       DEFINED    Dorset                660,000
Noble Energy, Inc.                   Common  655044105  26,400,600    270,000 SH       DEFINED    Dorset                270,000
OBA Financial Services, Inc.         Common  67424G101     356,250     25,000 SH       DEFINED    Dorset       25,000
OBA Financial Services, Inc.         Common  67424G101      71,250      5,000 SH       OTHER                              5,000
Orient-Express Hotels Ltd.           Common  G67743107   1,538,160    150,800 SH       DEFINED    Dorset      150,800
Oritani Financial Corp               Common  68633D103      29,360      2,000 SH       OTHER                              2,000
Oritani Financial Corp               Common  68633D103      88,080      6,000          SOLE                     6,000
Pfizer Inc.                          Common  717081103   1,548,918     68,400 SH       DEFINED    Dorset                 68,400
Pfizer Inc.                          Common  717081103  34,220,581  1,511,176 SH       DEFINED    Dorset    1,511,176
Pfizer Inc.                          Common  717081103     398,552     17,600 SH       OTHER                             17,600
Pfizer Inc.                          Common  717081103   1,231,888     54,400 SH       SOLE                    54,400
Pioneer Natural Resources Company    Common  723787107  29,013,400    260,000 SH       DEFINED    Dorset                260,000
Plains Exploration & Production
 Company                             Common  726505100  10,236,000    240,000 SH       DEFINED    Dorset                240,000
QLT Inc.                             Common  746927102   2,937,739    419,677 SH       DEFINED    Dorset      419,677
Rand Logistics, Inc.                 Common  752182105       7,578        900 SH       DEFINED    Dorset                    900
Rand Logistics, Inc.                 Common  752182105  23,007,557  2,732,489 SH       DEFINED    Dorset    2,732,489
Schlumberger Limited                 Common  806857108  23,776,200    340,000 SH       DEFINED    Dorset                340,000
SeaCube Container Leasing Ltd.       Common  G79978105   3,660,160    212,800 SH       DEFINED    Dorset      212,800

------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1             COLUMN 2 COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
           NAME OF ISSUER           TITLE OF   CUSIP      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                     CLASS                 ($)       PRN AMT  PRN CALL DISCRETION MANAGERS -------------------------
                                     CLASS                                                                    SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
SM Energy Company                    Common  78454L100  16,630,950    235,000 SH       DEFINED    Dorset                235,000
Southwestern Energy Company          Common  845467109   9,792,000    320,000 SH       DEFINED    Dorset                320,000
Standard Financial Corp.             Common  853393106     317,400     20,000 SH       DEFINED    Dorset       20,000
State Investors Bancorp, Inc.        Common  857030100     359,100     30,000 SH       DEFINED    Dorset       30,000
Target Corporation                   Common  87612E106     413,717      7,100 SH       DEFINED    Dorset                  7,100
Target Corporation                   Common  87612E106  18,489,071    317,300 SH       DEFINED    Dorset      317,300
The Stephan Co.                      Common  858603103     403,603    168,168 SH       DEFINED    Dorset      168,168
Total SA                             Common  89151E109     122,688      2,400 SH       OTHER                              2,400
Total SA                             Common  89151E109     122,688      2,400 SH       SOLE                     2,400
U.S. Bancorp                         Common  902973304   5,765,760    182,000 SH       DEFINED    Dorset      182,000
Wells Fargo & Company                Common  949746101     409,680     12,000 SH       DEFINED    Dorset                 12,000
Wells Fargo & Company                Common  949746101   6,233,964    182,600 SH       DEFINED    Dorset      182,600
Westway Group Inc.                   Common  96169B100     171,602     30,372 SH       DEFINED    Dorset                 30,372
Westway Group Inc.                   Common  96169B100  15,971,250  2,826,770 SH       DEFINED    Dorset    2,826,770
Whiting Petroleum Corporation        Common  966387102  17,919,000    330,000 SH       DEFINED    Dorset                330,000
YPF Sociedad Anonima                 Common  984245100  10,653,750    375,000 SH       DEFINED    Dorset                375,000

                             Total:                    725,824,884 29,647,320                              21,895,001 7,752,319
                                                       ----------- ----------                              ---------- ---------